Securities and other financial assets, net - Schedule of all securities and other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Amortised Cost	$ 945,260	$ 637,422
At FVOCI recyclable to profit and loss	(78,372)	(194,491)
Total	(1,023,632)	(831,913)
Principal
Statement [Line Items]
Amortised Cost	941,971	631,123
Amortized cost	(941,971)	(631,123)
At FVOCI recyclable to profit and loss	(77,972)	(193,488)
Total	(1,019,943)	(824,611)
Interest receivable
Statement [Line Items]
Amortised Cost	11,240	8,089
At FVOCI recyclable to profit and loss	(400)	(1,003)
Total	(11,640)	(9,092)
Allowance
Statement [Line Items]
Amortised Cost	7,951	1,790
At FVOCI recyclable to profit and loss	0	0
Total	$ (7,951)	$ (1,790)